FINANCE EXPENSES (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Lease liabilities and lease related obligations		$ 1,728	$ 2,012
Redemption of senior secured debt	$ 250,000
Loss on settlement of long-term debt		5,798	0
Write-off of deferred financing charges		4,025	0
Additional interest costs paid over call period		1,773
Amount of redemption call premium		$ 6,941	$ 0